Document and Entity Information Document	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	COSTAR GROUP, INC.
Entity Central Index Key	0001057352
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address, Address Line One	1201 Wilson Blvd.
Entity Address, City or Town	Arlington,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	202
Local Phone Number	346-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false